Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Cash Flows from Operating Activities:
Net Income (Loss)	$ (23,830)	$ 7,237
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	26,565	24,706	$ 50,310
Amortization and write-off of deferred finance charges	896	678
Unrealized loss on derivatives	1,159	0
Unrealized foreign exchange gain	(235)	(98)
Share based compensation	60	60
Change in:
Accounts receivable	10,898	(4,512)
Due from Manager	0	58
Inventories	(2,468)	(1,219)
Accrued revenue	(266)	301
Prepaid expenses and other current assets	844	(317)
Due to Manager	583	0
Trade accounts payable	1,856	(266)
Accrued liabilities	1,299	(736)
Other liabilities	522	0
Unearned revenue	2,479	(1,933)
Net Cash Provided by Operating Activities	20,362	23,959
Cash Flows from Investing Activities:
Vessel advances	(33,317)	(10,646)
Increase in bank time deposits	(58,500)	(51,134)
Maturity of bank time deposits	50,940	61,420
Net Cash Used in Investing Activities	(40,877)	(360)
Cash Flows from Financing Activities:
Proceeds from long-term debt	78,400	41,275
Principal payments of long-term debt	(53,955)	(47,726)
Dividends paid	(5,876)	(5,745)
Payment of deferred financing costs	(1,041)	(1,039)
Repurchase of common stock	(6,012)	(2,420)
Repurchase of preferred stock	(89)	0
Net Cash (Used in)/Provided by Financing Activities	11,427	(15,655)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(9,088)	7,944
Effect of exchange rate changes on cash, cash equivalents and restricted cash	235	98
Cash, cash equivalents and restricted cash at beginning of year	92,639	62,590	62,590
Cash, cash equivalents and restricted cash at end of year	83,786	70,632	92,639
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	11,868	15,604
Non Cash Investing and Financing Activities:
Unpaid financing fees	82	38
Part payment of vessel advances through issuance of common stock and preferred stock	3,300	0
Unpaid dividend on preferred stock				$ 0		$ 126
Unpaid capital expenditures	5,399	2,568
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash and cash equivalents				64,135	$ 78,938	59,921
Restricted cash – Current assets				2,000	0	10
Restricted cash – Non current assets				17,651	13,701	10,701
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 83,786	$ 70,632	$ 92,639	$ 83,786	$ 92,639	$ 70,632